Statement of Investments

July 31, 2021 (unaudited)
Aberdeen Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (117.0%)
AUSTRALIA (3.7%)
Diversified Real Estate Activities (0.2%)
Lendlease Corp., Ltd.	128,440	$1,152,851
Diversified REITs (2.6%)
Charter Hall Group	533,118	6,370,675
GPT Group (The)	1,004,620	3,444,545
Mirvac Group	2,658,861	5,580,686
		15,395,906
Industrial REITs (0.3%)
Goodman Group	114,765	1,908,790
Office REITs (0.6%)
Dexus	429,828	3,246,942
Total Australia		21,704,489
BELGIUM (2.9%)
Diversified REITs (0.6%)
Cofinimmo SA	21,862	3,532,926
Health Care REITs (1.3%)
Aedifica SA	55,722	7,982,564
Industrial REITs (1.0%)
Montea NV, REIT	11,652	1,561,906
Warehouses De Pauw CVA	97,601	4,197,649
		5,759,555
Total Belgium		17,275,045
BRAZIL (0.4%)
Homebuilding (0.2%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	311,315	1,246,276
Real Estate Operating Companies (0.2%)
Multiplan Empreendimentos Imobiliarios SA	278,893	1,250,353
Total Brazil		2,496,629
CANADA (4.0%)
Office REITs (1.2%)
Allied Properties Real Estate Investment Trust	193,674	7,095,895
Residential REITs (0.7%)
Canadian Apartment Properties, REIT	81,419	4,068,992
Retail REITs (2.1%)
SmartCentres Real Estate Investment Trust	507,815	12,276,131
Total Canada		23,441,018

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Global Premier Properties Fund

CHINA (1.9%)
Real Estate Development (1.9%)
Logan Group Co., Ltd.	2,478,466	$2,641,024
Longfor Group Holdings Ltd.(a)	436,496	2,028,923
Sunac China Holdings Ltd.(b)	1,324,000	3,435,451
Times China Holdings Ltd.	3,470,224	3,281,839
Total China		11,387,237
FINLAND (0.8%)
Real Estate (0.8%)
Kojamo OYJ	203,348	5,013,672
FRANCE (1.0%)
Diversified REITs (0.7%)
Gecina SA	26,973	4,277,676
Retail REITs (0.3%)
Unibail-Rodamco-Westfield(b)	20,719	1,724,562
Total France		6,002,238
GERMANY (6.4%)
Office REITs (0.7%)
alstria office REIT-AG	202,690	4,288,353
Real Estate Development (1.8%)
Instone Real Estate Group AG(a)	346,488	10,727,654
Real Estate Operating Companies (3.9%)
LEG Immobilien SE	19,311	3,052,039
TAG Immobilien AG	124,222	4,119,745
Vonovia SE	233,019	15,514,153
		22,685,937
Total Germany		37,701,944
HONG KONG (5.5%)
Diversified Real Estate Activities (2.3%)
ESR Cayman Ltd.(a)(b)	1,587,654	5,580,313
Sun Hung Kai Properties Ltd.	576,500	8,247,041
		13,827,354
Real Estate Development (1.2%)
China Resources Land Ltd.	1,087,465	3,634,153
Shimao Group Holdings Ltd.	1,770,823	3,495,416
		7,129,569
Retail REITs (2.0%)
Link REIT	1,221,100	11,669,257
Total Hong Kong		32,626,180
INDIA (0.8%)
Real Estate Operating Companies (0.8%)
Ascendas India Trust, UNIT	4,333,000	4,637,882
JAPAN (10.2%)
Diversified Real Estate Activities (1.9%)
Mitsui Fudosan Co. Ltd.	397,700	9,301,112
Tokyu Fudosan Holdings Corp.	382,800	2,161,039
		11,462,151

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Global Premier Properties Fund

Diversified REITs (2.2%)
Canadian Solar Infrastructure Fund, Inc.	9,945	$11,472,675
United Urban Investment Corp.	1,081	1,590,128
		13,062,803
Industrial REITs (1.8%)
GLP J-REIT	2,839	5,085,124
Industrial & Infrastructure Fund Investment Corp.	1,395	2,703,902
LaSalle Logiport REIT	1,615	2,958,981
		10,748,007
Office REITs (3.5%)
Daiwa Office Investment Corp.	1,021	7,366,537
Japan Excellent, Inc.	4,125	5,741,359
Mirai Corp., REIT	2,847	1,464,640
Nippon Building Fund, Inc., REIT	913	5,900,398
		20,472,934
Retail REITs (0.8%)
Kenedix Retail REIT Corp.	1,729	4,798,852
Total Japan		60,544,747
MEXICO (1.2%)
Industrial REITs (0.6%)
PLA Administradora Industrial S de RL de CV	1,277,563	2,022,280
Prologis Property Mexico SA de CV, REIT	826,224	1,816,707
		3,838,987
Real Estate Operating Companies (0.6%)
Corp Inmobiliaria Vesta SAB de CV	1,661,533	3,262,760
Total Mexico		7,101,747
NETHERLANDS (1.4%)
Real Estate Operating Companies (1.4%)
CTP BV(a)(b)	397,459	8,011,719
SINGAPORE (2.0%)
Diversified Real Estate Activities (0.8%)
CapitaLand Ltd.	1,628,300	4,837,624
Retail REITs (1.2%)
CapitaLand Integrated Commercial Trust	4,518,604	7,160,067
Total Singapore		11,997,691
SOUTH KOREA (0.7%)
Specialized REITs (0.7%)
ESR Kendall Square REIT Co. Ltd.	672,754	3,988,206
SPAIN (0.7%)
Office REITs (0.7%)
Inmobiliaria Colonial Socimi SA	404,421	4,312,900
SWEDEN (1.8%)
Real Estate Operating Companies (1.8%)
Catena AB	113,720	6,829,752
Fabege AB	208,195	3,605,352
Total Sweden		10,435,104

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Global Premier Properties Fund

UNITED KINGDOM (3.9%)
Diversified REITs (1.5%)
Land Securities Group PLC	663,999	$6,535,329
LondonMetric Property PLC	622,005	2,148,824
		8,684,153
Health Care REITs (0.5%)
Assura PLC	2,623,906	2,848,196
Industrial REITs (1.9%)
Segro PLC	685,588	11,589,343
Total United Kingdom		23,121,692
UNITED STATES (67.7%)
Health Care REITs (7.4%)
Medical Properties Trust, Inc.(c)	243,852	5,128,208
Omega Healthcare Investors, Inc.(c)	214,237	7,772,518
Sabra Health Care REIT, Inc.(c)	244,991	4,554,383
Ventas, Inc.(c)	110,487	6,604,913
Welltower, Inc.(c)	230,757	20,043,553
		44,103,575
Hotel & Resort REITs (4.6%)
DiamondRock Hospitality Co.(b)(c)	224,781	1,935,364
Host Hotels & Resorts, Inc.(b)(c)	475,407	7,573,234
MGM Growth Properties LLC(c)	426,811	16,133,456
Sunstone Hotel Investors, Inc.(b)(c)	156,421	1,805,098
		27,447,152
Industrial REITs (10.1%)
Duke Realty Corp.(c)	342,012	17,401,570
Prologis, Inc.(c)	329,496	42,188,668
		59,590,238
Mortgage REITs (0.6%)
Blackstone Mortgage Trust, Inc., Class A(c)	113,240	3,671,241
Office REITs (8.1%)
Alexandria Real Estate Equities, Inc.(c)	91,933	18,509,790
Boston Properties, Inc.(c)	93,401	10,963,409
Highwoods Properties, Inc.(c)	153,924	7,340,636
Hudson Pacific Properties, Inc.(c)	217,361	5,925,261
Vornado Realty Trust(c)	118,052	5,135,262
		47,874,358
Residential REITs (14.8%)
American Homes 4 Rent(c)	93,894	3,943,548
AvalonBay Communities, Inc.(c)	67,351	15,344,578
Camden Property Trust	59,107	8,829,995
Equity LifeStyle Properties, Inc.(c)	170,984	14,328,459
Equity Residential(c)	153,808	12,939,867
Essex Property Trust, Inc.(c)	9,476	3,109,076
Invitation Homes, Inc.(c)	410,992	16,719,155
Sun Communities, Inc.(c)	64,055	12,561,826
		87,776,504

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

July 31, 2021 (unaudited)
Aberdeen Global Premier Properties Fund

Retail REITs (9.2%)
Brixmor Property Group, Inc.(c)	239,648	$5,516,697
Kimco Realty Corp.(c)	179,990	3,839,187
Realty Income Corp.(c)	127,417	8,956,141
Regency Centers Corp.(c)	48,998	3,204,959
Simon Property Group, Inc.(c)	165,431	20,930,330
SITE Centers Corp.(c)	274,144	4,347,924
Spirit Realty Capital, Inc.	147,179	7,391,329
		54,186,567
Specialized REITs (12.9%)
American Tower Corp.(c)	47,808	13,520,102
Digital Realty Trust, Inc.(c)	63,438	9,779,602
Equinix, Inc.(c)	12,593	10,331,423
Extra Space Storage, Inc.(c)	23,541	4,099,430
Gaming and Leisure Properties, Inc.(c)	156,315	7,399,952
Public Storage(c)	63,447	19,825,919
SBA Communications Corp.(c)	12,150	4,143,028
VICI Properties, Inc.(c)	227,872	7,107,328
		76,206,784
Total United States		400,856,419
Total Common Stocks		692,656,559
Total Investments—117.0% (cost $562,307,023)		692,656,559
Liabilities in Excess of Other Assets—(17.0)%		(100,752,679)
Net Assets—100.0%		$591,903,880

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	All or a portion of the security has been designated as collateral for the line of credit.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.